W. John McGuire

Partner

+1.202.373.6799

john.mcguire@morganlewis.com

June 9, 2023

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	The 2023 ETF Series Trust: Initial Registration Statement on Form N-1A (File Nos. 333- and 811-23883)

Ladies and Gentlemen:

On behalf of our client, The 2023 ETF Series Trust (the “Trust”), we are filing the Trust’s initial registration statement on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust will initially be composed of four exchange-traded funds (“ETFs”), each of which will be organized as a separate series of the Trust. Each of these four ETFs expects to rely on Rule 6c-11 under the 1940 Act.

Please contact me at (202) 373-6799 should you have any questions or comments.

Very truly yours,

/s/ W. John McGuire
W. John McGuire

Morgan, Lewis & Bockius llp

1701 Market Street Philadelphia, PA 19103-2921	+1.215.963.5000
United States	+1.215.963.5001